Accruals and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consist of the following:

	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Accruals	1,087,478	543,739	69,267
Payroll payable	2,366,113	2,737,750	348,762
VAT payable	2,435,091	1,504,523	191,661
Deposit received	814,863	3,246,646	413,591
Others	589,279	564,143	71,867
Total	7,292,824	8,596,801	1,095,148

Accruals and other payables consist of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Accruals	—	1,087,478	140,000
Payroll payable	2,185,617	2,366,113	304,609
Interest payable	46,397	—	—
VAT	834,902	2,435,091	313,489
Deposit received	—	814,863	104,904
Others	138,789	589,279	75,863
Total	3,205,705	7,292,824	938,865